BONDS (Details Narrative) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	Aug. 30, 2024	Oct. 16, 2023
DisclosureBondsLineItem [Line Items]
Convertible interest rate	15.00%	10.00%
Maturity date		Oct. 15, 2024
Debt instrument, description		The bonds were convertible to common shares between November 30, 2023 and October 15, 2024 at a conversion price of ¥96 per common share.
Conversion price		¥ 96
Bond maturity date description	the convertible bond agreements were amended and the maturity on the convertible bonds was extended from October 15, 2024 to October 15, 2025, with the renewed interest rate of 15% per annum bearing from October 16, 2024.
Two Third Party Investors [Member]
DisclosureBondsLineItem [Line Items]
Convertible bond agreements amount		¥ 299,997